Document And Entity Information	Sep. 24, 2026
Document Information [Line Items]
Entity, Registrant Name	ICF International, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 24, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33045
Entity, Tax Identification Number	22-3661438
Entity, Address, Address Line One	1902 Reston Metro Plaza
Entity, Address, City or Town	Reston
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	934-3000
Title of 12(b) Security	Common Stock
Trading Symbol	ICFI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001362004